Segment reporting	12 Months Ended
Sep. 30, 2023
Segment reporting
Segment reporting

Note 20 – Segment reporting

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments, and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker makes operating decisions and assesses performance solely based on activated carbon sales orders received. In addition, the production of activated carbon and the biomass electricity are one integrated process and inseparable. Therefore, the Company has determined that it has only one operating segment and therefore one reportable segment as defined by ASC.

The following table presents revenue by major product categories for the fiscal years ended September 30, 2023, 2022 and 2021, respectively:

	For the fiscal years ended September 30,
	2023	2022	2021
Activated carbon	$57,879,320	$39,925,693	$19,573,266
Biomass electricity	19,776	150,716	143,240
Technical service	-	129,177	130,415
Total	$57,899,096	$40,205,586	$19,846,921

All of the Company’s long-lived assets are located in the PRC. All of the Company’s products are sold in the PRC.